SEC13F.LNS                ROGER H. JENSWOLD & COMPANY

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/02
                         RUN DATE: 10/21/02  1:33 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   144

"FORM 13F INFORMATION TABLE VALUE TOTAL:   $162,662,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME